SCHEDULE OF BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
ASSETS
Cash and cash equivalents	$ 3,440	¥ 25,100	¥ 23,339
Other receivables	2,055	14,998	18,080
Total assets	267,413	1,951,930	2,088,149
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Other payables and other current liabilities	41,975	306,391	370,802
Total liabilities	296,629	2,165,194	2,231,240
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of March 31, 2024 and December 31, 2024, respectively; 56,340,671,538 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2024; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024)	5,455	39,816	39,806
Additional paid-in capital	2,604,078	19,007,948	18,928,837
Accumulated other comprehensive income	31,198	227,718	225,090
Accumulated deficit	(2,682,862)	(19,600,000)	(19,378,705)
Total Uxin Limited shareholders’ deficit	(50,415)	(368,002)	(292,851)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 267,413	1,951,930	2,088,149
Parent Company [Member] | Reportable Legal Entities [Member]
ASSETS
Cash and cash equivalents		850	2,206
Amounts due from intra-Group entities		10,144,302	10,012,615
Other receivables		2,457	2,306
Prepaid expenses		89	316
Total assets		10,147,698	10,017,443
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Other payables and other current liabilities		29,942	11,922
Investment deficit in subsidiaries		10,391,493	10,205,332
Amounts due to intra-Group entities		94,265	93,040
Total liabilities		10,515,700	10,310,294
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of March 31, 2024 and December 31, 2024, respectively; 56,340,671,538 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2024; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024)		39,816	39,806
Additional paid-in capital		19,007,948	18,928,837
Subscription receivable from shareholders		(60,467)	(107,879)
Accumulated other comprehensive income		227,718	225,090
Accumulated deficit		(19,583,017)	(19,378,705)
Total Uxin Limited shareholders’ deficit		(368,002)	(292,851)
Total liabilities, mezzanine equity and shareholders’ deficit		¥ 10,147,698	¥ 10,017,443